Trade Receivables, Net - Summary of Trade Receivables, Net (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of financial assets [Line Items]
Trade receivables	$ 118,859,410	$ 3,788,951	$ 106,887,312
At FVTOCI	6,182,804	197,093	6,532,508
Total trade receivables	125,042,214	3,986,044	113,419,820
Cost [member]
Disclosure of financial assets [Line Items]
Trade receivables	119,393,787	3,805,986	107,294,445
Allowance for doubtful debts [member]
Disclosure of financial assets [Line Items]
Trade receivables	$ 534,377	$ 17,035	$ 407,133